AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 277	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 278	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on January 15, 2012 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 277 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 15, 2012 as the new effective date for Post-Effective Amendment No. 49 to the Trust’s Registration Statement, which was filed on June 6, 2008 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Ireland Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 49 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 229 to the Trust’s Registration Statement, filed on July 8, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 16th day of December, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	December 16, 2011
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	December 16, 2011
Steven M. Hill

/s/ Anna Paglia	Secretary	December 16, 2011
Anna Paglia

*/s/ H. Bruce Bond	Chairman and Trustee	December 16, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	December 16, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 16, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 16, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 16, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	December 16, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	December 16, 2011
Donald H. Wilson

*By: /s/ Anna Paglia		December 16, 2011
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed herewith.